Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities
Opening balance	R$ 4,661,486	R$ 5,093,143
Remeasurement and new contracts	1,064,802	776,400
Payments	(1,916,000)	(1,685,513)
Appropriation of financial charges	804,378	462,399
Foreign exchange variation	(18,254)	15,057
Ending balance	R$ 4,596,412	R$ 4,661,486